Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands		Jun. 30, 2018	Dec. 31, 2017
Total cost		$ 14,155	$ 13,611
Total accumulated depreciation		9,923	9,696
Depreciated cost		4,232	3,915
Factory Building [Member]
Total cost		2,061	2,054
Total accumulated depreciation		1,998	1,990
Machinery and Equipment [Member]
Total cost	[1]	10,904	10,400
Total accumulated depreciation		7,440	7,242
Office Furniture and Equipment [Member]
Total cost		794	771
Total accumulated depreciation		329	317
Leasehold Improvements [Member]
Total cost		396	386
Total accumulated depreciation		$ 156	$ 147

[1]	As of June 30, 2018, $985 relates to construction-in-process of production infrastructure.